Annual Total Returns - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund - Fidelity Series Stock Selector Large Cap Value Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return 2015	(5.81%)
Annual Return 2016	16.84%
Annual Return 2017	12.39%
Annual Return 2018	(8.93%)
Annual Return 2019	25.58%
Annual Return 2020	4.39%
Annual Return 2021	26.75%
Annual Return 2022	(4.75%)
Annual Return 2023	15.58%
Annual Return 2024	18.06%